Consolidated statement of financial position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and due from banks	$ 1,253,052	$ 863,812
Securities and other financial assets, net	831,913	398,068
Loans, net	5,713,022	4,896,647
Customers' liabilities under acceptances	201,515	74,366
Derivative financial instruments - assets	10,805	27,778
Equipment and leasehold improvements, net	17,779	16,213
Intangibles, net	1,595	1,984
Investment property	0	3,214
Other assets	8,430	6,816
Total assets	8,038,111	6,288,898
Liabilities:
Demand deposits	362,356	170,660
Time deposits	2,673,872	2,968,240
Demand and time deposits excluding interest payable	3,036,228	3,138,900
Interest payable	1,229	1,975
Total deposits	3,037,457	3,140,875
Securities sold under repurchase agreements	427,497	10,663
Borrowings and debt, net	3,321,911	1,985,070
Interest payable	11,322	9,175
Customers' liabilities under acceptances	201,515	74,366
Derivative financial instruments - liabilities	28,455	9,211
Allowance for loan commitments and financial guarantee contract losses	3,803	2,904
Other liabilities	14,361	18,714
Total liabilities	7,046,321	5,250,978
Equity:
Common stock	279,980	279,980
Treasury stock	(115,799)	(57,999)
Additional paid-in capital in excess of value assigned to common stock	120,043	120,414
Capital reserves	95,210	95,210
Regulatory reserves	136,019	136,019
Retained earnings	487,885	464,088
Other comprehensive income (loss)	(11,548)	208
Total equity	991,790	1,037,920
Total liabilities and equity	$ 8,038,111	$ 6,288,898